Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 33,479	kr 38,658
Other financial institutions	548	604
Derivative assets	1,851	1,121
Cash, cash equivalents, interest bearing securities and derivative assets	56,556	57,370
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	33,298	38,485
Other financial institutions	548	604
Derivative assets	445	323
Cash, cash equivalents, interest bearing securities and derivative assets	38,585	41,610
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	181	166
Other financial institutions	0	0
Derivative assets	749	385
Cash, cash equivalents, interest bearing securities and derivative assets	7,384	6,183
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	7
Other financial institutions	0	0
Derivative assets	622	277
Cash, cash equivalents, interest bearing securities and derivative assets	10,552	9,441
2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Derivative assets	35	136
Cash, cash equivalents, interest bearing securities and derivative assets	35	136
AA/AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	2,533	5,142
AA/AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	789	915
AA/AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	490	3,950
AA/AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	1,254	277
AA/AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	0	0
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,806	1,283
A2/P2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,510	1,283
A2/P2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	296	0
A2/P2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	16,339	10,562
AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	1,995	0
AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	5,668	1,682
AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	8,676	8,880
AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	kr 0	kr 0